Commitments and contingencies	6 Months Ended
Dec. 31, 2025
Commitments and contingencies
Commitments and contingencies

Note 11 – Commitments and contingencies

Commitments

As of December 31, 2025, the Group had no material commitments that are required to be disclosed.

Contingencies

From time to time, the Group is party to certain legal proceedings, as well as certain asserted and un-asserted claims. Amounts accrued, as well as the total amount of reasonably possible losses with respect to such matters, individually and in the aggregate, are not deemed to be material to the unaudited condensed consolidated financial statements.